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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number:    028-10662
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

        /s/  Anton Schutz            Rochester, NY  14618  May 9, 2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        -----------------------

Form 13F Information Table Entry Total: 114
                                        -----------------------

Form 13F Information Table Value Total: $375,838 (in thousands)
                                        -----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                          Mendon Capital Advisors Corp
                           Form 13F Information Table
                      For the Quarter Ended March 31, 2005

            COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
         Name of Issuer        Title        CUSIP       Value       Shrs or  Sh/ Put/  Investment    Other       Voting Authority
                              of Class                (X $1000)     Prn Amt  Prn Call  Discretion  Managers    Sole    Shared   None
Ace Ltd Apr 40                  com       010366437      2064        50000      put      Sole                 50000
ASB Holding Company             com       00210h108       725        40000      SH       Sole                 40,000
Alliance Financial              com       019205103      3273       105001      SH       Sole                 105001
American Capital Strategies     com       024937104      2073        66000      SH       Sole                 66000
American Express Apr 50         com       025816109      2545        50000      put      Sole                 50000
Amsouth Apr 25                  com       032165108      1300        50000      put      Sole                 50000
Annaly Mortgage Apr 17.50       com       035710409      1161        61900      put      Sole                 61900
Ares Capital                    com       04010L103      4641       283000      SH       Sole                 283000
Astoria Financial Corp          com       046265104      3491       138000      SH       Sole                 138000
BB&T                            com       054937107      1759        45000      SH       Sole                 45000
BB&T May 42.50                  com       054937107       977        25000     call      Sole                 25000
Bancorp Rhode Island            com       059690107      6283       168000      SH       Sole                 168000
Bancshares of Florida           com       05976U102      2726       170400      SH       Sole                 170400
Bank of America                 com       060505104      2646        60000      SH       Sole                 60000
Bank of Hawaii                  com       062540109       905        20000      SH       Sole                 20000
Bank of New York                com       064057102      5084       175000      SH       Sole                 175000
Bear Stearns Apr 95             com       073902108      2457        25000      put      Sole                 25000
Boston Private Holdings Inc     com       101119105       789        33200      SH       Sole                 33200
Bridge Street Financial         com       10805u109      4250       242904      SH       Sole                 242904
Brookline Bancorp               com       11373m107       530        35600      SH       Sole                 35600
Capital Bank Raleigh            com       139793103      1162        70000      SH       Sole                 70000
Cardinal Financial              com       14149F109      2818       306300      SH       Sole                 306300
Center Bancorp Inc              com       152418109       315        25600      SH       Sole                 25600
Central Bancorp Mass            com       152418109      3573       132100      SH       Sole                 132100
Century Bancorp                 com       156432106      1216        10000      SH       Sole                 10000
Charter Financial               com       16122M100      5498       164773      SH       Sole                 164773
CIT Group                       com       125581108      1520        40000      SH       Sole                 40000
Citigroup                       com       172967101      8323       185200      SH       Sole                 185200
Citizens South Banking          com       176682102      9544       704387      SH       Sole                 704387
Coast Financial Holdings        com       190354100      2418       130700      SH       Sole                 130700
Colonial Bancgroup              com       195493309      1231        60000      SH       Sole                 60000
Comerica                        com       200340107      5783       105000      SH       Sole                 105000
Commerce Bancorp Apr 30         com       200519106      1586        50000      put      Sole                 50000
Connecticut Bank and Trust      com       207546102      2506       170500      SH       Sole                 170500
Countrywide Apr 32.50           com       222372104       795        25000      put      Sole                 25000
Dime Community Bancorp          com       253922108      11601      763200      SH       Sole                 763200
Doral Financial Apr 35          com       25811p100       218        10000     call      Sole                 10000
EFC Bancorp                     com       268423100       767        30000      SH       Sole                 30000
Eaton Vance May 20              com       278265103      1266        54000      put      Sole                 54000
Federal Trust                   com       314012105      1140       112350      SH       Sole                 112350
Fidelity Bankshares             com       31604Q107      3466       150813      SH       Sole                 150813
Fieldstone Investment Corp      com       31659U102      6716       462500      SH       Sole                 462500
First Commonwealth              com       319829107       267        19500      SH       Sole                 19500
First Merit Corp                com       337915102      1137        42500      SH       Sole                 42500
First Niagara Financial         com       33582v108      11668      883258      SH       Sole                 883258
Friedman Billings Apr 15        com       358434108       794        50000      put      Sole                 50000
Friedman Billings May 15        com       358434108       794        50000      put      Sole                 50000
Gold Bancorp                    com       379907108      6041       430600      SH       Sole                 430600
Golden West Finl Apr 55         com       381317106      2922        48300      put      Sole                 48300
Goldman Sachs                   com       38141G104      9899        90000      SH       Sole                 90000
Greenville First Bancshares     com       39607Y100      2148       102300      SH       Sole                 102300
Harrington West Finl            com       413831104       497        30000      SH       Sole                 30000
Hingham Institution             com       433323102       861        21000      SH       Sole                 21000
Hudson City Bancorp             com       443683107      11539      315700      SH       Sole                 315700
Hudson United                   com       444165104       881        25000      SH       Sole                 25000
Huntington Bancshares           com       446150104       359        15000      SH       Sole                 15000
Impac Mortgage Apr 15           com       45254p102       119        6200       put      Sole                  6200
Impac Mortgage Apr 17.50        com       45254p102       959        50000      put      Sole                 50000
IndyMac Mortgage Hldgs Apr 35   com       456607100       850        25000      put      Sole                 25000
Independence Community Bank     com       453414104      5265       135000      SH       Sole                 135000
Interchange Financial           com       458447109      3676       213109      SH       Sole                 213109
JP Morgan Chase                 com       46625H100      9688       280000      SH       Sole                 280000
Janus Capital Apr 12.50         com       47102x105      1395       100000      put      Sole                 100000
Kearny Financial                com       487169104       167        15000      SH       Sole                 15000
Keycorp Apr 32.50               com       493267108       811        25000      put      Sole                 25000
Knight Trading Apr 7.50         com       499063105       289        30000      put      Sole                 30000
LSB Bancshares                  com       502158108       356        20900      SH       Sole                 20900
Lawrence Savings Bank           com       50215P100       532        30000      SH       Sole                 30000
MAF Bancorp                     com       55261R108       208        5000       SH       Sole                  5000
MBNA Bancorp                    com       55262L100      3604       146800      SH       Sole                 146800
Merrill Lynch                   com       590188108      4443        78500      SH       Sole                 78500
Metris Cos Apr 10               com       591598107       580        50000      put      Sole                 50000
Millenium Bancshares            com       60037b106      1465       172300      SH       Sole                 172300
Morgan Stanley                  com       617446448      5439        95000      SH       Sole                 95000
Mortgage IT Holdings            com       61915q108       995        2500       SH       Sole                  2500
New Century Financial           com       6435ev108      3746        80000      SH       Sole                 80000
National City Apr 32.50         com       635405103      1675        50000      put      Sole                 50000
Northfork Bancorp               com       659424105      12885      464486      SH       Sole                 464486
Northern Trust                  com       665859104      1520        35000      SH       Sole                 35000
Northwest Bancorp               com       667328108      3256       152091      SH       Sole                 152091
Pacific Premier Bancorp         com       69478x105       921        83700      SH       Sole                 83700
PMI Group                       com       69344m101      4421        65000      SH       Sole                 65000
Peoples Bank Bridgeport         com       710198102      16814      410600      SH       Sole                 410600
Preferred Bnk LA                com       740367107      2434        61000      SH       Sole                 61000
Provident Financial             com       74386t105      4895       164600      SH       Sole                 164600
R&G Financial                   com       749136107       935        30000      SH       Sole                 30000
Radian Group                    com       750236101      2368        49600      SH       Sole                 49600
Red Oak Bank Hanover            com       756856100       453        39562      SH       Sole                 39562
SNB Bancshares                  com       78460M209      9546       844060      SH       Sole                 844060
St Pauls Traveler Apr 35        com       792860108      1837        50000      put      Sole                 50000
Signature Bank                  com       82669g104      1164        43900      SH       Sole                 43900
Sound Federal Bancorp           com       83607V104      9676       625089      SH       Sole                 625089
Sovereign Bancorp               com       845905108      16661      751867      SH       Sole                 751867
State Street May 40             com       857477103      2186        50000      put      Sole                 50000
Sterling Bancorp                com       859158107      1893        78000      SH       Sole                 78000
Sterling Bancshares             com       858907108      1562       110000      SH       Sole                 110000
Suntrust Banks                  com       867914103      2162        30000      SH       Sole                 30000
Sussex Bancorp                  com       869245100       710        50000      SH       Sole                 50000
Synergy Financial               com       87162V102      7177       588748      SH       Sole                 588748
TD Banknorth                    com       87235a101      5597       179160      SH       Sole                 179160
TIB Financial                   com       872449103       756        27000      SH       Sole                 27000
Technology Invt Corp            com       878717305      4037       270000      SH       Sole                 270000
USB Holding                     com       902910108      8451       380835      SH       Sole                 380835
US Bancorp                      com       902973304       721        25000      SH       Sole                 25000
WSFS Financial                  com       929328102       788        15000      SH       Sole                 15000
Wachovia Apr 50                 com       920003102      5091       100000      put      Sole                 100000
Wainwright Bank and Trust       com       930705108       603        50000      SH       Sole                 50000
Washington Mutual Apr 37.50     com       939322103      3950       100000      put      Sole                 100000
Webster Financial               com       947890109      7493       165000      SH       Sole                 165000
Wells Fargo Apr 55              com       949746101      5980       100000      put      Sole                 100000
Wells Fargo Apr 60              com       949746101      1495        25000      put      Sole                 25000
Willis Group Holdings Apr 35    com       G96655108       922        25000      put      Sole                 25000
Willow Grove Bancorp            com       97111w101      4199       260800      SH       Sole                 260800
Wright Express                  com       98233q105      1079        63100      SH       Sole                 63100

Total                                                  375838